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direct dial 336 607 7512 direct fax 336 734 2608 jskinner@ktslaw.com

VIA EDGAR

April 4, 2025

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (“Trust”) (File Nos. 333-205411 and 811-23063), on behalf of Horizon Dividend Income ETF, Horizon Core Equity ETF, Horizon Managed Risk ETF, Horizon Core Bond ETF, Horizon Flexible Income ETF, Horizon Nasdaq-100 Defined Risk ETF, and Horizon Digital Frontier ETF (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T; please find Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding seven new series of the Trust: Horizon Dividend Income ETF, Horizon Core Equity ETF, Horizon Managed Risk ETF, Horizon Core Bond ETF, Horizon Flexible Income ETF, Horizon Nasdaq-100 Defined Risk ETF, and Horizon Digital Frontier ETF.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey Skinner
Jeffrey Skinner

CC:	John Drahzal, President of the Trust

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